Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Summary of Significant Accounting Policies [Line Items]
Short-term investments	$ 17,113,103		$ 9,768,835
Interest income	808,363	$ 69,840
Allowance for doubtful accounts	39,543		$ 125,448	$ 114,486
Capitalization for lease	10,000
Warranty costs
Research and development expenses	$ 609,645	$ 631,034
VAT rates	13.00%	13.00%
VAT tax refunds	$ 361,431	$ 526,779
Employee benefit expenses	$ 244,722	$ 162,598
Wheelchairs [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term	10 years
Other Parts of Wheelchairs [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term	1 year
Wear Items [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term	6 months
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments rate	3.40%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments rate	29.60%